UBS U.S. SMALL CAP EQUITY FUND (Prospectus Summary) | UBS U.S. SMALL CAP EQUITY FUND
UBS U.S. Small Cap Equity Fund Summary
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 13 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 57 of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS U.S. SMALL CAP EQUITY FUND	CLASS A	CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	1.00%	none
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS U.S. SMALL CAP EQUITY FUND		CLASS A	CLASS C	CLASS Y
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.60%	0.60%	0.60%
Total annual fund operating expenses		1.85%	2.60%	1.60%
Less management fee waiver/expense reimbursements		0.45%	0.45%	0.45%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[2]	1.40%	2.15%	1.15%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2012, do not exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.

Although your actual costs may be higher or lower, based on these assumptions,

your costs would be:

Expense Example UBS U.S. SMALL CAP EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
CLASS A	685	1,058
CLASS C	318	766
CLASS Y	117	461

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
UBS U.S. SMALL CAP EQUITY FUND CLASS C	218	766

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets

(plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies with market capitalizations of less than $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock. The Fund is a non-diversified fund.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include futures on indices, which may be used for risk management purposes to manage or adjust the risk profile of the

Fund. In addition, futures on indices may be used for investment (non-hedging)

purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The Advisor looks for companies with strong and innovative management, good financial controls, increasing market share, diversified product/service offerings and low market-to-sales ratios relative to similar companies. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the

Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Non-diversification risk: The Fund is a non-diversified investment company,

which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the

Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Derivatives risk: The value of "derivatives"-so called because their value

"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Performance
There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.